               [Skadden, Arps, Slate, Meagher & Flom LLP]



                                 April 15, 2008

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

          Re:  Van Kampen Equity Trust II
               Post-Effective Amendment No. 23 to the
               Registration Statement on Form N-1A
               Rule 485(a) Filing (File Nos. 333-75493
               and 811-9279)

Ladies and Gentlemen:

     Van Kampen Equity Trust II (the "Registrant"), hereby files via EDGAR one electronically signed copy of Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A (the "Registration Statement"), complete with exhibits filed therewith (the "Exhibits"). The Registration Statement and Exhibits thereto are filed pursuant to Rule 485(a) of the general rules and regulations of the Securities and Exchange Commission (the "Commission") promulgated under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended, and the general rules and regulations of the Commission promulgated thereunder.

     The purpose of this filing is to add a new series to the Registrant, the Van Kampen Core Growth Fund. Should the staff have any questions regarding the foregoing, please call Elisa Mitchell at (630) 684-6724 or the undersigned at (312) 407-0863.

                                              Very truly yours,

                                              /s/ Charles B. Taylor